Net Income per ordinary share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Income per Ordinary Share [Abstract]
Net income	€ 3,553.7	€ 2,592.3	€ 2,591.6
Weighted average number of shares outstanding (in EUR per share)	418,300	420,800	424,900
Basic net income per ordinary share (in EUR per share)	€ 8.49	€ 6.16	€ 6.10
Plus shares applicable to options and conditional shares (in shares)	800	900	1,500
Diluted weighted average number of shares (in shares)	419,100	421,600	426,400
Diluted net income per ordinary share (in EUR per share)	€ 8.48	€ 6.15	€ 6.08